Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Cash and balances with central banks	€ 87,614	€ 106,520	€ 111,087
Interest received	28,105	21,496	23,352
Interest paid	(14,193)	(8,705)	(9,672)
Interest received (paid)	13,911	12,791	13,680
Dividend received	229	172	144
Dividend paid	€ (3,093)	€ (2,382)	€ (3)